SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2010 CNY	Mar. 31, 2013 ATA Online CNY	Mar. 31, 2012 ATA Online CNY	Mar. 31, 2011 ATA Online CNY	Mar. 31, 2013 ATA Online Loan on October 27, 2006	Mar. 31, 2013 ATA Online Loan on July 7, 2009	Mar. 31, 2013 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2012 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2011 ATA Online Technical support agreement and strategic consulting service agreement CNY	Mar. 31, 2013 ATA Online Technical support agreement	Mar. 31, 2013 ATA Online Strategic consulting service agreement	Mar. 31, 2013 ATA Online Call option and cooperation agreement	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang CNY	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan agreements CNY	Oct. 27, 2006 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on October 27, 2006 CNY	Jul. 07, 2009 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Loan on July 7, 2009 CNY	Mar. 31, 2013 ATA Online Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang Equity pledge agreement
Variable Interest Entity
Legal ownership interest (as a percent)							0.00%
Equity investment by co-founders in Variable Interest Entity																		10,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option							100.00%
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE																			10,000,000	1,000,000	9,000,000
Term of agreement															10 years	20 years			10 years
Remaining term of agreement										3 years 7 months 6 days	6 years 3 months 18 days				3 years 7 months 6 days	13 years 7 months 6 days						13 years 7 months 6 days
Automatic renewal term of the agreement															1 year	1 year
Notice period prior to expiration of agreement															30 days	30 days	30 days
Amount billed												12,600,000
Amount collected												12,600,000
Assets and liabilities
Cash	46,697,642	290,029,715	257,167,696	268,058,194	41,406,533	213,874,252	12,118,865	26,474,179
Accounts receivable, net	8,229,973	51,114,718	81,844,571				11,441,392	12,839,077
Prepayment and other current assets	2,193,867	13,625,663	16,057,117				3,395,536	1,260,738
Amounts due from related parties							29,562
Total current assets	57,121,482	354,770,096	355,069,384				26,985,355	40,573,994
Property and equipment, net	9,871,625	61,310,690	59,890,306				1,277,283	680,857
Total assets	73,713,287	457,818,481	460,720,127				28,262,638	41,254,851
Accrued expenses and other payables	11,623,504	72,191,260	63,732,421				5,058,492	4,785,359
Amounts due to related parties							1,804,678	4,213,631
Deferred revenues	1,187,694	7,376,527	27,333,088				493,284	854,095
Total liabilities	13,246,403	82,270,762	94,305,556				7,356,454	9,853,085
Net revenue and net income (loss)
Net revenue	59,038,368	366,675,495	352,085,560	303,903,811			24,960,260	49,782,361	21,022,662
Net income (loss)	3,736,716	23,207,990	55,841,470	19,754,016			(10,495,582)	25,782,832	3,590,196
Assets pledged or collateralized							0